Schedule of Active Markets For Identical Assets or Liabilities (Details)	Dec. 31, 2022 USD ($)
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 206,946,000